Derivative Financial Instruments and Hedging (Credit Derivatives) (Detail) - Credit Default Swap - JPY (¥) ¥ in Millions	Dec. 31, 2023 [1]	Mar. 31, 2023 [2]
Credit Derivatives [Line Items]
Maximum potential amount of future payment under the credit derivative	¥ 1,472	¥ 1,000
Fair value of the credit derivative	¥ (5)	¥ (3)

[1]	Underlying reference company’s credit ratings are Baa3 or better rated by rating agencies as of December 31, 2023.
[2]	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2023.